CAPITAL AND RESERVES - Share options (Details)	12 Months Ended
	Dec. 31, 2019 Options $ / shares	Dec. 31, 2018 Options $ / shares
Share options
Threshold of reserved common shares to outstanding common shares (in percent)	5.50%
Term (in years)	five
Outstanding, beginning of year | Options	4,562,919	6,454,327
Granted (in options) | Options	140,000	615,592
Exercised (in options) | Options	(1,209,709)	(1,576,500)
Expired (in options) | Options	(19,800)	(882,750)
Forfeited (in options) | Options	(5,100)	(47,750)
Outstanding, end of year | Options	3,468,310	4,562,919
Weighted average exercise price
Outstanding beginning of year (per option)	$ 9.47	$ 9.32
Granted (per option)	14.07	10.60
Exercised (per option)	8.39	6.95
Expired (per option)	12.97	13.52
Forfeited (per option)	12.97	12.72
Outstanding end of year (per option)	10.01	9.47
Weighted average share price at the time of exercise (per option)	$ 14.89	$ 10.76